Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Schedule Of Current And Deferred Income Tax Expense (Benefit)

	2010	2011	2012
	(in millions)
Current:
Domestic	¥36,993	¥52,982	¥156,764
Foreign	53,659	70,292	79,313

Total	90,652	123,274	236,077

Deferred:
Domestic	304,054	293,450	171,889
Foreign	18,399	16,901	21,225

Total	322,453	310,351	193,114

Income tax expense	413,105	433,625	429,191
Income tax expense (benefit) reported in equity relating to:
Investment securities	344,757	(185,069)	116,997
Derivatives qualifying for cash flow hedges	(3,295)	(2,250)	235
Pension liability adjustments	157,720	(69,139)	(66,573)
Foreign currency translation adjustments	1,085	(2,032)	13,230

Total	500,267	(258,490)	63,889

Total	¥913,372	¥175,135	¥493,080

Reconciliation Of Effective Income Tax Rate

	2010	2011	2012
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	0.2	0.3	0.2
Dividends from foreign subsidiaries	0.0	0.1	0.1
Foreign tax credit and payments	0.7	3.3	(2.1)
Lower tax rates applicable to income of subsidiaries	(0.7)	(0.6)	(0.5)
Change in valuation allowance	(5.8)	10.6	2.3
Realization of previously unrecognized tax effects of subsidiaries	(0.9)	(3.7)	0.0
Nontaxable dividends received	(0.1)	(2.7)	(3.4)
Undistributed earnings of subsidiaries	(1.6)	(1.5)	0.2
Tax and interest expense for uncertainty in income taxes	0.6	0.2	0.1
Expiration of loss carryforward	0.2	6.4	4.8
Effect of changes in tax laws	—	—	9.1
Other—net	(1.3)	(0.2)	(0.9)

Effective income tax rate	31.9%	52.8%	50.5%

Significant Components Of Deferred Tax Assets And Liabilities

	2011	2012
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥887,531	¥759,199
Operating loss carryforwards	259,183	186,800
Loans	2,785	9,031
Accrued liabilities and other	438,045	461,323
Premises and equipment, including sale-and-leaseback transactions	126,905	112,185
Derivative financial instruments	67,312	67,752
Investment securities (including trading account assets at fair value under fair value option)	209,673	—
Accrued severance indemnities and pension plans	169,349	206,329
Valuation allowance	(728,347)	(644,701)

Total deferred tax assets	1,432,436	1,157,918

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	—	37,876
Intangible assets	164,291	123,027
Lease transactions	51,239	48,124
Other	50,418	39,509

Total deferred tax liabilities	265,948	248,536

Net deferred tax assets	¥1,166,488	¥909,382

Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2013	¥178,010	¥—
2014	27,904	—
2015	11,567	—
2016	—	—
2017	—	—
2018	37,574	103
2019 and thereafter	245,367	1,221
No definite expiration date	19,355	—

Total	¥519,777	¥1,324

Roll-Forward Schedule Of Change In Unrecognized Tax Benefits

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥72,857	¥75,479	¥61,297
Gross amount of increases for current year's tax positions	2,771	406	455
Gross amount of decreases for current year's tax positions	—	(1,482)	(339)
Gross amount of increases for prior years' tax positions	15,208	9,113	2,887
Gross amount of decreases for prior years' tax positions	(5,506)	(8,698)	(312)
Net amount of changes relating to settlements with tax authorities	(6,695)	(4,434)	(2,515)
Decreases due to lapse of applicable statutes of limitations	(1,281)	(1,479)	(1,123)
Foreign exchange translation	(1,875)	(7,608)	(1,762)

Balance at end of fiscal year	¥75,479	¥61,297	¥58,588

Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥5,842	¥7,273	¥7,033
Total interest and penalties in the consolidated statements of income	4,490	585	27
Total cash settlements and foreign exchange translation	(3,059)	(825)	(126)

Balance at end of fiscal year	¥7,273	¥7,033	¥6,934

Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction

Jurisdiction	Tax years
Japan	2011 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction

	2010	2011	2012
	(in millions)
Domestic income	¥870,192	¥443,304	¥1,037,891
Foreign income (loss)	426,832	378,508	(187,949	)(1)

Total	¥1,297,024	¥821,812	¥849,942